UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______23________

Form 13F Information Table Value Total: __$110123_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    15196 476948.000 SH     Sole	        476948.000
CIA Saneamento Basico(SBS)      COM		20441A102    11253 202210.000 SH     Sole               202210.000
California Water Service Group  COM		207797200    10295 563787.000 SH     Sole               563787.000
Mueller Industries, Inc(MLI)	COM		624756102     7913 205957.000 SH     Sole		205957.000
SJW Corp (SJW)                  COM             784305104     7516 317924.000 SH     Sole               317924.000
Northwest Pipe Company(NWPX)    COM             667746101     6658 291261.000 SH     Sole               291261.000
Itron, Inc (ITRI)               COM             465741106     6072 169756.000 SH     Sole               169756.000
Flowserve Corp (FLS)            COM             34354P105     5636  56750.000 SH     Sole    		 56750.000
Aqua America, Inc (WTR)         COM             03836W103     5590 253495.000 SH     Sole		253495.000
Xylem, Inc. (XYL)               COM             98419M100     5464 212685.000 SH     Sole               212685.000
Consolidated Water Company(CWCO)COM             G23773107     5174 603088.000 SH     Sole               603088.000
Connecticut Water Service, Inc  COM		207797101     4904 180763.000 SH     Sole		180763.000
Aegion Corp (AEGN)              COM             00770F104     4790 312258.000 SH     Sole               312258.000
Layne Christensen Co. (LAYN)    COM             521050104     3460 142981.000 SH     Sole               142981.000
Artesian Resources Corp.(ARTNA) COM		043113208     2930 155627.000 SH     Sole               155627.000
Ashland Inc (ASH)               COM		044209104     2281  39900.000 SH     Sole                39900.000
Tetra Tech, Inc. (TTEK)         COM             88162G103     1747  80900.000 SH     Sole		 80900.000
Badger Meter, Inc. (BMI)        COM             056525108     1224  41592.000 SH     Sole                41592.000
American States Water Co. (AWR) COM             029899101      580  16620.000 SH     Sole                16620.000
Powershares Global Water (PIO)  COM             73936T623      471  30215.000 SH     Sole                30215.000
Kubota Corp Spons ADR (KUB)     COM             501173207      355   8540.000 SH     Sole                 8540.000
Pennichuck Corp. (PNNW)         COM             708254206      320  11083.000 SH     Sole                11083.000
Eastern American Natural Gas    COM             276217106      295  12650.000 SH     Sole                12650.000